Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 30, 2024	Apr. 01, 2023
Cost
Beginning balance	$ 5,897
Ending balance	4,002
Accumulated depreciation
Depreciation for the period	1,596	$ 1,779
Carrying amounts
Net carrying amount	4,002
Accumulated depreciation [Member]
Cost
Exchange realignment	59		$ 14
Ending balance	9,703		7,723
Accumulated depreciation
Depreciation for the period	1,921		3,833
Carrying amounts
Net carrying amount	9,703		7,723	$ 3,876
Accumulated depreciation [Member] | Computer and equipment [Member]
Cost
Exchange realignment	59		14
Ending balance	9,703		7,723
Accumulated depreciation
Depreciation for the period	1,921		3,833
Carrying amounts
Net carrying amount	9,703		7,723	$ 3,876
Cost [Member]
Cost
Beginning balance		12,299	12,299
Additions			1,281
Exchange realignment	85		40
Ending balance	13,705		13,620
Carrying amounts
Net carrying amount	13,705		13,620
Cost [Member] | Computer and equipment [Member]
Cost
Beginning balance		$ 12,299	12,299
Additions			1,281
Exchange realignment	85		40
Ending balance	13,705		13,620
Carrying amounts
Net carrying amount	13,705		$ 13,620
Net carrying amount [Member]
Cost
Beginning balance	5,897
Ending balance	4,002
Carrying amounts
Net carrying amount	4,002
Net carrying amount [Member] | Computer and equipment [Member]
Cost
Beginning balance	5,897
Ending balance	4,002
Carrying amounts
Net carrying amount	$ 4,002